FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: March 31, 2007


Item 1. Schedule of Investments.


                      TAX-FREE FUND FOR UTAH
                      SCHEDULE OF INVESTMENTS
                          March 31, 2007
                            (unaudited)

                                                                                Rating
 Principal                                                                     Moody's/
   Amount          General Obligation Bonds (25.1%)                               S&P                Value (a)
-------------------------------------------------------------------------------------------------------------

                   City, County and State (10.8%)
                   ---------------------------------------------------------

                   Anderson, Indiana San District
 $ 505,000         4.600%, 07/15/23 AMBAC Insured                               Aaa/AAA          $   518,807

                   Brian Head, Utah
  405,000          6.500%, 03/15/24                                             NR/NR*               436,497

                   Cedar City, Utah Special Improvement District
                    Assessment
  235,000          5.050%, 09/01/10                                             NR/NR*               239,033
  215,000          5.200%, 09/01/11                                             NR/NR*               221,730

                   Cedar Park, Texas
  835,000          4.500%, 02/15/22 MBIA Insured                                Aaa/AAA              847,275

                   Clearfield City, Utah
 2,095,000         5.125%, 02/01/18 MBIA Insured (pre-refunded)                 Aaa/AAA            2,150,832

                   Coral Canyon, Utah Special Service District
  140,000          4.850%, 07/15/17                                             NR/NR*               144,103
  580,000          5.700%, 07/15/18                                             NR/NR*               597,777

                   Dawson County, Texas Hospital District
  555,000          4.375%, 02/15/24 AMBAC Insured                               NR/AAA               555,522

                   Denton County, Texas
  700,000          4.500%, 07/15/24 MBIA Insured                                Aaa/AAA              706,706
  400,000          4.500%, 07/15/25                                             Aaa/AAA              401,900

                   Denton County, Texas  Public Improvement
 1,500,000         4.250%, 07/15/27                                             Aaa/AAA            1,446,510

                           Draper, Utah
  370,000          4.500%, 02/01/18 AMBAC Insured                               Aaa/NR               381,122

                   Harris County, Texas Util. Dist # 268
  905,000          4.375%, 09/01/27 Radian Insured                              Aa3/AA               875,868

                   Hurricane, Utah
  185,000          5.400%, 11/01/09 Radian Insured                               NR/AA               191,547

                   Laredo, Texas
  300,000          4.250%, 08/15/21 AMBAC Insured                               Aaa/AAA              300,615
  500,000          4.500%, 02/15/24 AMBAC Insured                               Aaa/AAA              504,595

                   Mckinney, Texas
 1,700,000         4.500%, 08/15/23 XLCA Insured                                Aaa/AAA            1,718,819
 1,375,000         5.000%, 08/15/24 XLCA Insured                                Aaa/AAA            1,459,824

                   Mesquite, Texas
  510,000          4.625%, 02/15/22 FSA Insured                                 Aaa/AAA              524,367

                           Nevada State
  965,000          4.500%, 08/01/21 FSA Insured                                 Aaa/AAA              981,955

                   San Antonio, Texas
  125,000          4.750%, 02/01/24 FSA Insured                                 Aaa/AAA              128,774

                   San Patricio County, Texas
  450,000          4.600%, 04/01/25 AMBAC Insured                               Aaa/NR               458,969

                   Spokane County, Washington
  420,000          4.500%, 12/01/23  MBIA Insured                               Aaa/AAA              426,069

                            Waco, Texas
 2,560,000         4.500%, 02/01/24 MBIA Insured                                Aaa/AAA            2,578,125

                   Washington County, Utah
 1,250,000         5.000%, 10/01/22 MBIA Insured                                Aaa/NR             1,311,075

                   Washington State
 3,315,000         4.500%, 01/01/22 MBIA Insured++                              Aaa/AAA            3,362,935
  705,000          4.500%, 07/01/23 FSA Insured                                 Aaa/AAA              706,812

                   Williamson County, Texas
  460,000          4.500%, 02/15/26 FSA Insured                                 Aaa/AAA              461,647

                                                                                            -----------------
                   Total City, County and State                                                   24,639,810
                                                                                            -----------------

                   School District (14.3%)
                   ---------------------------------------------------------

                   Borger, Texas Independent School District
  400,000          4.500%, 02/15/24                                             NR/AAA               404,060
  500,000          4.500%, 02/15/25                                             NR/AAA               502,520

                   Canutillo, Texas Independent School District
  500,000          4.500%, 08/15/25                                             NR/AAA               502,635

                   Carbon County, Utah School District
  800,000          5.000%, 06/15/21                                             Aaa/NR               842,272

                           Clint, Texas
  265,000          4.250%, 02/15/28                                             NR/AAA               256,780

                   Dallas, Texas Independent School District
 2,500,000         5.000%, 08/15/29                                             Aaa/AAA            2,627,050

                   Davis County, Utah School District
  575,000          5.000%, 06/01/15 (pre-refunded)                              Aaa/NR               608,454
  675,000          5.150%, 06/01/17 (pre-refunded)                              Aaa/NR               722,183

                   Dripping Springs, Texas
  725,000          4.375%, 08/15/22                                             Aaa/AAA              732,932

                   Eagle Mountain & Saginaw, Texas Independent
                    School District
  300,000          4.750%, 08/15/21                                             Aaa/AAA              312,165
  525,000          4.750%, 08/15/23                                             Aaa/AAA              543,664

                   Freemont County, Wyoming School Dist. # 14
  355,000          4.500%, 06/15/26                                             NR/BBB               348,266

                   Frisco, Texas Independent School District
 1,260,000         5.000%, 07/15/26                                             Aaa/NR             1,322,584

                   Galena Park, Texas Independent School District
  295,000          4.625%, 08/15/25                                             Aaa/NR               300,490

                   Iron County, Utah School District
 1,375,000         4.000%, 01/15/18                                             Aaa/NR             1,367,781
 2,115,000         4.000%, 01/15/20                                             Aaa/NR             2,073,377
 1,260,000         5.000%, 01/15/21                                             Aaa/NR             1,353,416

                   Jacksboro, Texas Independent School District
  815,000          4.700%, 02/15/23                                             NR/AAA               843,688

                   La Feria, Texas Independent School District
  210,000          4.400%, 02/15/24                                             Aaa/NR               210,544

                   Lancaster, Texas School District
  300,000          4.375%, 02/15/22                                             Aaa/AAA              302,472

                   Lindale, Texas Independent School District
  440,000          4.250%, 02/15/21                                             NR/AAA               440,858
 1,000,000         4.250%, 02/15/22                                             NR/AAA               999,960
  445,000          4.375%, 02/15/23                                             NR/AAA               447,483
  200,000          4.500%, 02/15/24                                             NR/AAA               201,738

                   Muleshoe, Texas Independent School District
  380,000          4.500%, 02/15/22                                             NR/AAA               380,099
  250,000          4.500%,0 2/15/23                                             NR/AAA               250,030
  200,000          4.500%, 02/15/24                                             NR/AAA               200,010
  220,000          4.500%, 02/15/25                                             NR/AAA               219,993

                   Navasota, Texas Independent School District
  475,000          5.000%, 08/15/23 FGIC Insured                                Aaa/NR               500,679

                   North Summit County, Utah School District
  760,000          5.000%, 02/01/23                                             Aaa/NR               808,298
  800,000          5.000%, 02/01/24                                             Aaa/NR               848,752

                   Prosper, Texas Independent School District
  395,000          4.125%, 08/15/21                                             NR/AAA               390,971

                   Southern, Texas Independent School District
  910,000          4.500%, 02/01/26                                             Aaa/AAA              913,240

                  Spring, Texas Independent School District
  300,000         4.750%, 08/15/23                                              Aaa/AAA              309,285
1,400,000         4.500%, 08/15/27                                              Aaa/AAA            1,402,842

                   Tooele County, Utah School District
  670,000          4.000%, 06/01/20                                             Aaa/AAA              651,903

                   Van, Texas Independent School District
  750,000          4.875%, 02/15/26                                             Aaa/AAA              784,335

                   Washington County, Utah
  440,000          5.000%, 10/01/18 XLCA Insured                                Aaa/NR               469,119
  465,000          5.000%, 10/01/19 XLCA Insured                                Aaa/NR               494,537
  490,000          5.000%, 10/01/20 XLCA Insured                                Aaa/NR               520,473
  510,000          5.000%, 10/01/21 XLCA Insured                                Aaa/NR               541,039
  535,000          5.000%, 10/01/22 XLCA Insured                                Aaa/NR               565,789
  565,000          5.000%, 10/01/23 XLCA Insured                                Aaa/NR               596,024
  320,000          5.000%, 10/01/24 XLCA Insured                                Aaa/NR               337,360

                   Washoe County, Nevada School District
  200,000          4.625%, 06/01/23 FGIC Insured                                Aaa/AAA              204,670

                   Waxahachie, Texas  Independent School District
  605,000          4.400%, 08/15/26                                             Aaa/NR               597,208
  630,000          4.400%, 08/15/27                                             Aaa/NR               619,977

                   Weber County, Utah School District
  750,000          5.000%, 06/15/18                                             Aaa/NR               789,630

                   Yakima County, Washington School District #208
  750,000          4.500%, 12/01/23 FSA Insured                                 Aaa/NR               751,718

                                                                                            -----------------
                   Total School District                                                          32,415,353
                                                                                            -----------------

                   Total General Obligation Bonds                                                 57,055,163
                                                                                            -----------------

                   Revenue Bonds (76.2%)
                   ---------------------------------------------------------

                   Airport (1.1%)
                   ---------------------------------------------------------

                   Clark County, Nevada Passenger Facility Charge
  255,000          4.750%, 07/01/22 MBIA Insured AMT                            Aaa/AAA              259,366

                   Hillsborough County, Florida Aviation Authority
 2,185,000         5.250%, 10/01/23 MBIA Insured AMT                            Aaa/AAA            2,304,017
                                                                                            -----------------
                   Total Airport                                                                   2,563,383
                                                                                            -----------------

                   County (0.4%)
                   ---------------------------------------------------------

                   Davis County, Utah  Lease Revenue DMV Project
   78,000          5.400%, 11/01/17                                             NR/NR*                78,017
   83,000          5.450%, 11/01/18                                             NR/NR*                83,018
   87,000          5.500%, 11/01/19                                             NR/NR*                87,018
   92,000          5.550%, 11/01/20                                             NR/NR*                92,019
   97,000          5.600%, 11/01/21                                             NR/NR*                97,019
  103,000          5.650%, 11/01/22                                             NR/NR*               103,021
  108,000          5.700%, 11/01/23                                             NR/NR*               108,024
  115,000          5.700%, 11/01/24                                             NR/NR*               115,025
  121,000          5.750%, 11/01/25                                             NR/NR*               121,027
  128,000          5.750%, 11/01/26                                             NR/NR*               128,026
                                                                                            -----------------
                   Total County                                                                    1,012,214
                                                                                            -----------------

                   Education (12.1%)
                   ---------------------------------------------------------

                   Carmel, Indiana 2002 School Building Corp.
 1,235,000         4.300%, 01/15/23 FSA Insured                                 NR/AAA             1,233,530
 1,525,000         4.300%, 07/15/23 FSA Insured                                 NR/AAA             1,523,140

                   Clinton Prairie, Indiana Community School Building
  675,000          4.625%, 01/15/19 FGIC Insured                                Aaa/AAA              701,555

                   Florida State Board of Education Public Education
  210,000          4.500%, 06/01/25 FSA Insured                                 Aaa/AAA              211,846

                   Hillsborough County, Florida School Board COP
  560,000          4.250%, 07/01/26 MBIA Insured                                Aaa/AAA              546,297

                   Laredo, Texas Independent School District Public
                    Facility Corp.
  190,000          5.000%, 08/01/24 AMBAC Insured                               Aaa/AAA              197,621

                   Nevada System Higher Education COP
 1,000,000         5.000%, 07/01/25 AMBAC Insured                               NR/AAA             1,060,970

                   Salt Lake County, Utah Westminster College Project
  115,000          5.050%, 10/01/10                                             NR/BBB               117,394
  100,000          5.500%, 10/01/19                                             NR/BBB               103,067
 1,200,000         5.000%, 10/01/22                                             NR/BBB             1,224,120
 1,250,000         5.000%, 10/01/25                                             NR/BBB             1,273,375
 1,000,000         5.750%, 10/01/27                                             NR/BBB             1,019,220

                   Texas State College Student Loan Revenue
  100,000          5.000%, 08/01/22 AMT                                         Aa1/AA               102,578

                   Texas State University System Financing Revenue
  655,000          4.375%, 03/15/23 FSA Insured                                 Aaa/AAA              654,614

                   Tyler, Texas Independent School District
  325,000          5.000%, 02/15/26 FSA Insured                                 Aaa/AAA              342,245

                   University of Nevada (University Revenues)
  190,000          4.500%, 07/01/24 MBIA Insured                                Aaa/AAA              193,397

                   University of Utah COP
 3,170,000         4.350%, 12/01/26 AMBAC Insured                               Aaa/AAA            3,108,217

                   University of Utah (University Revenues)
  770,000          5.000%, 04/01/18 MBIA Insured                                Aaa/AAA              824,401

                   Utah County, Utah School Facility
 1,400,000         6.500%, 12/01/25                                             NR/NR*             1,400,042

                   Utah State Board of Regents Auxiliary & Campus Facility
 1,000,000         4.125%, 04/01/20 MBIA Insured                                Aaa/AAA              986,630

                   Utah State Board of Regents Dixie State College
  120,000          5.500%, 05/01/14 MBIA Insured                                Aaa/AAA              130,196
  130,000          5.500%, 05/01/15 MBIA Insured                                Aaa/AAA              140,858
  400,000          5.100%, 05/01/21 MBIA Insured                                Aaa/AAA              419,080

                   Utah State Board of Regents Lease Revenue
  410,000          4.500%, 05/01/20  AMBAC Insured                              Aaa/AAA              420,435
  425,000          4.500%, 05/01/21  AMBAC Insured                              Aaa/AAA              434,847
  450,000          4.625%, 05/01/22  AMBAC Insured                              Aaa/AAA              463,608
  120,000          4.650%, 05/01/23  AMBAC Insured                              Aaa/AAA              123,671

                   Utah State Board of Regents Office Facility Revenue
  450,000          5.050%, 02/01/20 MBIA Insured                                Aaa/AAA              469,517
  360,000          5.125%, 02/01/22 MBIA Insured                                Aaa/AAA              377,269

                   Utah State Board of Regents
 2,885,000         4.500%, 08/01/18 MBIA Insured                                Aaa/AAA            2,961,453
  250,000          5.250%, 04/01/24 MBIA Insured                                Aaa/AAA              268,423
  500,000          5.000%, 05/01/26                                             Aa/AAA               528,365

                   Utah State Board of Regents (University of Utah)
 1,045,000         5.000%, 04/01/23 MBIA Insured                                Aaa/AAA            1,104,157

                   Weber State University, Utah
  100,000          5.250%, 04/01/24 FSA Insured                                 NR/AAA               106,658
 1,825,000         4.400%, 04/01/27 FSA Insured                                 NR/AAA             1,798,738

                   Weber State University, Utah Student Facilities
                     System Series A
  300,000          5.100%, 04/01/16                                              NR/AA               318,126
  425,000          5.250%, 04/01/19                                              NR/AA               453,297

                                                                                            -----------------
                   Total Education                                                                27,342,957
                                                                                            -----------------

                   Healthcare (0.6%)
                   ---------------------------------------------------------

                   Harris County, Texas Health Facility Development Corp.
  145,000          5.000%, 11/15/28 AMBAC Insured                               NR/AAA               148,455

                   Lee Memorial Health System, Florida Hospital Revenue
  450,000          4.250%, 04/01/22 MBIA Insured                                Aaa/AAA              449,010

                   Murray City, Utah Hospital Revenue
  595,000          5.000%, 05/15/22 MBIA Insured                                Aaa/AAA              595,726

                   Tarrant County, Texas Health Facilities Revenue
  225,000          5.000%, 02/15/26                                             Aaa/AAA              229,037

                                                                                            -----------------
                   Total Healthcare                                                                1,422,228
                                                                                            -----------------

                   Housing (11.2%)
                   ---------------------------------------------------------

                   Alaska Housing Finance Corp. Housing Revenue
 1,000,000         4.700%, 06/01/27 AMT                                         Aa2/AA             1,008,090

                   Florida Housing Finance Corp. Revenue
  435,000          4.750%, 01/01/16 AMT                                         Aa2/AA               446,876
  790,000          5.000%, 07/01/21 AMT                                         Aa2/AA               817,658
1,610,000         4.550%, 07/01/22 AMT                                          Aa1/AA             1,609,903

                   Henderson, Nevada Local Improvement District
  150,000          5.000%, 09/01/15                                             NR/NR*               154,695
  200,000          5.000%, 09/01/16                                             NR/NR*               206,226
  200,000          5.050%, 09/01/17                                             NR/NR*               206,184
  200,000          5.100%, 09/01/18                                             NR/NR*               206,994

                   Indiana Housing & Community Development Authority
 1,485,000         4.900%, 07/01/26 AMT                                         Aaa/NR             1,522,036

                   Indiana State Housing Finance Authority Single Family
  245,000          4.850%, 07/01/22 AMT                                         Aaa/NR               249,866

                   Indianapolis, Indiana Multi-Family
  500,000          4.850%, 01/01/21 AMT                                         Aaa/NR               512,355

                   Miami-Dade County, Florida Housing Finance Authority
  535,000          5.000%, 11/01/23 FSA Insured AMT                             NR/AAA               552,425

                   Nevada Housing Multi-Family LOC US Bank
 1,000,000         4.750%, 04/01/39 AMT                                          NR/AA             1,000,780

                   Orange County, Florida Housing Finance Authority
  205,000          5.150%, 03/01/22                                             Aaa/NR               207,825

                   Provo City, Utah Housing Authority
  500,000          5.800%, 07/20/22 GNMA Collateralized                         Aaa/NR               511,590

                   Seattle, Washington Housing Authority
  730,000          4.400%, 11/01/21 AMT                                         NR/AAA               720,700

                   Snohomish County, Washington Housing Authority
  185,000          4.875%, 09/01/12 AMT                                         NR/NR*               184,861
  225,000          5.000%, 09/01/13 AMT                                         NR/NR*               225,970
  185,000          5.000%, 09/01/14 AMT                                         NR/NR*               184,991
  145,000          5.100%, 09/01/15 AMT                                         NR/NR*               145,583

                   South Dakota Housing Development Authority
 1,250,000         4.900%, 05/01/26 AMT                                         Aa1/AAA            1,283,588

                   Texas State Housing Revenue
  500,000          4.800%, 09/01/27 AMT                                         Aa1/AAA              507,880

                   Utah Housing Corporation Single Family Housing
  250,000          4.000%, 07/01/11 AMT                                         Aaa/AAA              249,215
   55,000          5.250%, 07/01/23 AMT                                         Aa2/AA                56,163
  650,000          5.000%, 01/01/32 AMT                                         Aa2/AA               660,797

                   Utah Housing Corporation Single Family Mortgage
  230,000          4.000%, 07/01/11 AMT                                         Aaa/AAA              230,336
  335,000          4.600%, 07/01/15 AMT                                         Aaa/AAA              342,424
  240,000          4.650%, 07/01/16 AMT                                         Aaa/AAA              245,626
  245,000          4.875%, 07/01/23 AMT                                         Aa3/AA-              251,921
 1,245,000         5.000%, 07/01/25 AMT                                         Aa3/AA-            1,277,818
  820,000          5.100%, 01/01/26 AMT                                         Aa3/AA-              839,016
  975,000          5.000%, 07/01/31 AMT                                         Aa2/AA               993,730

                   Utah State Housing Agency Housing Revenue
  135,000          5.650%, 07/01/27 AMT                                         Aa2/AA               139,502

                   Utah State Housing Corporation Single Family
                    Housing Revenue
 1,635,000         5.125%, 07/01/24 AMT                                         Aa3/AA-            1,684,001

                   Utah State Housing Finance Agency
  225,000          5.700%, 07/01/15 AMT                                         Aa3/AA-              229,689
  120,000          5.650%, 07/01/16 Series 1994C                                Aaa/AAA              121,472
   40,000          5.400%, 07/01/16 AMT                                         Aa2/AA                40,497
   60,000          6.000%, 07/01/17 AMT                                         Aaa/AA                60,973
  740,000          5.500%, 07/01/18 AMT                                         Aa3/AA-              763,858
   75,000          5.300%, 07/01/18 AMT                                         Aaa/AAA               77,876
   90,000          5.000%, 07/01/18 AMT                                         Aaa/AAA               91,472
  145,000          5.400%, 07/01/20 AMT                                         Aa2/AA               148,825
  360,000          5.600%, 07/01/23 AMT                                         Aa2/AA               369,292
   75,000          5.700%, 07/01/26 MBIA Insured                                Aaa/AAA               75,194

                   Washington State Housing Finance Commission
 2,290,000         4.800%, 12/01/21 AMT                                         Aaa/NR             2,317,617

                   Wyoming Community Development Authority Housing
                    Revenue
  150,000          4.600%, 12/01/12 AMT                                         Aa1/AA+              152,679
  225,000          4.350%, 12/01/16 AMT                                         Aa1/AA+              225,664
  580,000          4.700%, 06/01/17 AMT                                         Aa1/AA+              596,054
  520,000          4.700%, 12/01/17 AMT                                         Aa1/AA+              534,394
  120,000          5.000%, 12/01/22                                             Aa1/AA+              123,990

                                                                                            -----------------
                   Total Housing                                                                  25,367,171
                                                                                            -----------------

                   Industrial Development & Pollution Control (0.6%)
                   ---------------------------------------------------------

                   Sandy City, Utah Industrial Development, H Shirley
                    Wright Project,
                   Refunding Bonds, LOC Olympus Bank
  250,000          6.125%, 08/01/16                                             NR/AAA               250,495

                   Utah County Environmental Improvement Revenue
  935,000          5.050%, 11/01/17                                            Baa1/BBB+             986,537

                                                                                            -----------------
                   Total Industrial Development & Pollution Control                                1,237,032
                                                                                            -----------------

                   Lease (8.2%)
                   ---------------------------------------------------------

                   Celebration Community Development District, Florida
  290,000          5.000%, 05/01/22 MBIA Insured                                Aaa/AAA              305,176

                   Clark County Nevada Improvement District Revenue
  750,000          5.125%, 12/01/19                                             NR/NR*               768,578

                   Marion County, Indiana Convention & Recreational
                    Facilities Authority
  390,000          5.000%, 06/01/27 MBIA Insured                                Aaa/AAA              396,876

                   Murray City, Utah Municipal Building Authority
  520,000          5.050%, 12/01/15 AMBAC Insured                               Aaa/NR               551,361

                   New Albany, Indiana Development Authority
  500,000          4.250%, 02/01/22                                              NR/A-               483,925

                   Red River, Texas Higher Education TCU Project
 1,000,000         4.375%, 03/15/25                                             Aa3/NR               981,070

                   Salt Lake County, Utah Municipal Building Authority
 3,900,000         5.200%, 10/15/20 AMBAC Insured (pre-refunded)                Aaa/AAA            4,153,617

                   Spanish Fork, Utah Charter School
 2,000,000         5.550%, 11/15/21                                             NR/NR*             2,059,940

                   Utah County, Utah Municipal Building  Authority
  120,000          5.500%, 11/01/16 AMBAC Insured                               Aaa/NR               129,377
  240,000          5.500%, 11/01/17 AMBAC Insured                               Aaa/NR               258,754

                   Utah State Building Ownership Authority
  465,000          5.000%, 05/15/21                                             Aa1/AA+              497,271
 1,755,000         5.250%, 05/15/23                                             Aa1/AA+            1,879,482
  510,000          5.000%, 05/15/23                                             Aa1/AA+              542,992
 1,845,000         5.250%, 05/15/24                                             Aa1/AA+            1,973,523
 1,080,000         5.000%, 05/15/25                                             Aa1/AA+            1,137,359

                   Washington County - St. George, Utah Interlocal
                    Agency Revenue
 1,000,000         5.125%, 12/01/17 AMBAC Insured                               NR/AAA             1,018,960
  100,000          5.125%, 12/01/22 AMBAC Insured                               NR/AAA               101,837

                   West Bountiful, Utah Courthouse Revenue
  410,000          5.000%, 05/01/19                                              NR/A-               440,000

                   West Valley City, Utah
  865,000          5.000%, 08/01/21 AMBAC Insured                               Aaa/AAA              921,009

                                                                                            -----------------
                   Total Lease                                                                    18,601,107
                                                                                            -----------------

                   Tax Revenue (20.3%)
                   ---------------------------------------------------------

                   Bay County, Florida Sales Tax Revenue
  175,000          4.750%, 09/01/23 FSA Insured                                 Aaa/NR               177,417

                   Bluffdale City, Utah Series 2004
  295,000          6.000%, 12/01/13                                             NR/NR*               299,006
  310,000          6.000%, 12/01/14                                             NR/NR*               314,145
  330,000          6.000%, 12/01/15                                             NR/NR*               330,581
  350,000          6.000%, 12/01/16                                             NR/NR*               350,704
  370,000          6.000%, 12/01/17                                             NR/NR*               370,770
  395,000          6.000%, 12/01/18                                             NR/NR*               395,869
  420,000          6.000%, 12/01/19                                             NR/NR*               420,924

                   Bluffdale, Utah Sales Tax Revenue
 1,975,000         5.500%, 08/01/23                                             NR/NR*             2,009,977

                   Bountiful, Utah Special Improvement District
                    Special Assessment Revenue
  203,000          5.000%, 06/01/14                                             NR/NR*               203,012
  213,000          5.150%, 06/01/15                                             NR/NR*               213,045
  224,000          5.300%, 06/01/16                                             NR/NR*               224,045
  236,000          5.500%, 06/01/17                                             NR/NR*               236,087
  249,000          5.650%, 06/01/18                                             NR/NR*               249,117

                   Cache County, Utah Sales Tax Revenue
  855,000          5.000%, 12/15/19 FGIC Insured                                Aaa/AAA              913,841

                   Clark County, Nevada Improvement District
  250,000          5.000%, 08/01/16                                             NR/NR*               257,155

                   Coral Canyon, Utah Special Service District
  110,000          5.000%, 07/15/13                                             NR/NR*               112,981
  250,000          5.500%, 07/15/18                                             NR/NR*               259,648

                   Fishers, Indiana Redevelopment Authority Lease Revenue
  175,000          4.500%, 07/15/20 AMBAC Insured                               Aaa/AAA              178,540

                   Henderson, Nevada Local  Improvement District
  100,000          4.500%, 09/01/12                                             NR/NR*               100,234
  300,000          5.000%, 09/01/14                                             NR/NR*               308,208
  300,000          5.000%, 09/01/15                                             NR/NR*               307,227

                   Holladay, Utah  Redevelopment Agency
 3,000,000         4.900%, 12/30/20                                             NR/NR*             3,004,110

                   Jordanelle, Utah Special Service District
  186,000          5.000%, 11/15/14                                             NR/NR*               187,481
  196,000          5.100%, 11/15/15                                             NR/NR*               197,772
  206,000          5.200%, 11/15/16                                             NR/NR*               207,730
  216,000          5.300%, 11/15/17                                             NR/NR*               217,847
  228,000          5.400%, 11/15/18                                             NR/NR*               230,018
  240,000          5.500%, 11/15/19                                             NR/NR*               242,119
  253,000          5.600%, 11/15/20                                             NR/NR*               255,194
  268,000          5.700%, 11/15/21                                             NR/NR*               270,321
  283,000          5.800%, 11/15/22                                             NR/NR*               285,448
  299,000          6.000%, 11/15/23                                             NR/NR*               301,625

                   Jordanelle, Utah Special Service Improvement District
  275,000          8.000%, 10/01/11                                             NR/NR*               282,961

                   La Verkin, Utah Sales and Franchise Tax Revenue
  571,000          5.100%, 07/15/27                                             NR/NR*               585,395

                   Lehi, Utah Sales Tax
  610,000          5.000%, 06/01/21 FSA Insured                                 Aaa/AAA              646,832
  790,000          5.000%, 06/01/24 FSA Insured                                 Aaa/AAA              832,676

                   Mesquite, Nevada New Special Improvement District
  185,000          4.600%, 08/01/11                                             NR/NR*               184,839
  195,000          4.750%, 08/01/12                                             NR/NR*               194,834
  230,000          4.900%, 08/01/13                                             NR/NR*               230,966
  140,000          5.250%, 08/01/17                                             NR/NR*               140,861
  315,000          5.350%, 08/01/19                                             NR/NR*               316,720
  135,000          5.400%, 08/01/20                                             NR/NR*               135,825
  500,000          5.500%, 08/01/25                                             NR/NR*               503,740

                   Mountain Regional Water District, Utah Special
                     Assessment
 1,800,000         7.000%, 12/01/18                                             NR/NR*             1,846,350

                   Mountain Regional Water, Utah Special Service District
 2,000,000         5.000%, 12/15/20 MBIA Insured                                Aaa/AAA            2,110,360

                   North Ogden, Utah Sales Tax Revenue
  195,000          5.000%, 11/01/24 XLCA Insured                                Aaa/AAA              205,027

                   Payson City Utah Sales Tax Revenue
  445,000          5.000%, 08/01/21 FSA Insured                                 NR/AAA               474,330

                   Plainfield, Indiana Independent Redevelopment
                    Authority
 1,070,000         4.375%, 08/01/20 CIFG Assurance North America, Inc.
                     Insured                                                    Aaa/NR             1,078,507

                   Salt Lake City, Utah Sales Tax
  265,000          5.250%, 02/01/13                                             NR/AAA               283,105
 1,320,000         5.250%, 02/01/15                                             NR/AAA             1,404,176
  100,000          5.250%, 02/01/17                                             NR/AAA               106,151

                   Salt Lake County, Utah Sales Tax
  955,000          5.000%, 02/01/21                                             NR/AAA             1,016,588
 1,725,000         5.000%, 08/01/21                                             NR/AAA             1,842,248
 1,005,000         5.000%, 02/01/22                                             NR/AAA             1,067,732
 1,060,000         5.000%, 02/01/23                                             NR/AAA             1,123,982
 1,115,000         5.000%, 02/01/24                                             NR/AAA             1,184,598

                   Sandy City, Utah Sales Tax
  520,000          5.000%, 09/15/18 AMBAC Insured                               Aaa/AAA              545,735
  605,000          5.000%, 09/15/20 AMBAC Insured                               Aaa/AAA              632,830

                   South Jordan, Utah Sales Tax
  570,000          5.000%, 08/15/15 AMBAC Insured                               Aaa/AAA              601,230

                   South Jordan, Utah Special Assignment
 1,000,000         6.875%, 11/01/17                                             NR/NR*             1,020,410

                   South Weber City, Utah
  525,000          5.000%, 01/15/24 MBIA Insured                                Aaa/AAA              551,108

                   Springville, Utah  Special Improvement District
  400,000          5.500%, 01/15/17                                             NR/NR*               400,216
  423,000          5.650%, 01/15/18                                             NR/NR*               423,237
  446,000          5.800%, 01/15/19                                             NR/NR*               446,232
  472,000          5.900%, 01/15/20                                             NR/NR*               472,255
  500,000          6.000%, 01/15/21                                             NR/NR*               500,285

                   Utah Transportation Authority
  250,000          4.250%, 06/15/25 FSA Insured                                 Aaa/AAA              243,185

                   Utah Water Finance Agency
  775,000          5.100%, 07/01/18 AMBAC Insured                               Aaa/NR               816,029
  510,000          5.000%, 07/01/18 AMBAC Insured                               Aaa/NR               538,759
  260,000          5.000%, 06/01/19 MBIA Insured                                Aaa/AAA              264,170
  685,000          5.000%, 07/01/19 AMBAC Insured                               Aaa/NR               723,237

                   Wasatch County, Utah Building Authority
  130,000          5.000%, 10/01/15                                              A3/NR               135,481
  135,000          5.000%, 10/01/16                                              A3/NR               140,303

                   Wasatch County, Utah Sales Tax
  205,000          5.000%, 12/01/16 AMBAC Insured                               Aaa/AAA              216,874
  210,000          5.000%, 12/01/17 AMBAC Insured                               Aaa/AAA              221,508
  225,000          5.000%, 12/01/18 AMBAC Insured                               Aaa/AAA              236,513

                   Washington City, Utah Sales Tax
  680,000          5.250%, 11/15/17 AMBAC Insured                               Aaa/AAA              734,679

                   Washoe County, Nevada Tax Revenue
  210,000          5.000%, 12/01/23 MBIA Insured                                Aaa/AAA              213,799

                   Weber County, Utah Sales Tax
  385,000          5.000%, 07/01/23 AMBAC Insured                               Aaa/NR               404,104

                   West Valley City, Utah Redevelopment Agency
 1,625,000         5.000%, 03/01/21                                              NR/A-             1,691,674
  320,000          5.000%, 03/01/22                                              NR/A-               332,477
  350,000          5.000%, 03/01/23                                              NR/A-               362,936
 1,000,000         5.000%, 03/01/24                                              NR/A-             1,035,610

                   West Valley City, Utah Sales Tax
  250,000          5.000%, 07/15/20 AMBAC Insured                               Aaa/AAA              261,780
  340,000          5.000%, 07/15/21 MBIA Insured                                Aaa/AAA              358,295

                                                                                            -----------------
                   Total Tax Revenue                                                              45,955,952
                                                                                            -----------------

                   Transportation (4.1%)
                   ---------------------------------------------------------

                   Florida State Turnpike Authority Turnpike Revenue
  500,000          4.500%, 07/01/22 MBIA Insured                                Aaa/AAA              512,395

                   Port of Seattle, Washington Revenue
  340,000          5.100%, 04/01/24 AMT FGIC Insured                            Aaa/AAA              345,165

                   Utah Transit Authority Sales Tax & Transportation
                    Revenue
 1,000,000         5.400%, 12/15/16 FSA Insured (pre-refunded)                  Aaa/AAA            1,022,330
 3,300,000         4.125%, 06/15/21 FSA Insured                                 Aaa/AAA            3,294,555
 3,450,000         4.125%, 06/15/22 FSA Insured                                 Aaa/AAA            3,398,112
  590,000          5.000%, 06/15/24 FSA Insured                                 Aaa/AAA              630,604
  100,000          5.000%, 06/15/25 FSA Insured                                 Aaa/AAA              106,882

                                                                                            -----------------
                   Total Transportation                                                            9,310,043
                                                                                            -----------------

                   Utility (10.4%)
                   ---------------------------------------------------------

                   Alaska Industrial Development & Export Authority
  400,000          4.625%, 12/01/16 AMBAC Insured AMT                           NR/AAA               406,936

                   Cowlitz County, Washington Public Utility District
                    Electric Revenue
 1,000,000         4.500%, 09/01/26 MBIA Insured                                Aaa/AAA            1,004,540

                   Eagle Mountain, Utah Gas & Electric
 1,385,000         4.250%, 06/01/20 Radian Insured                              Aa3/AA             1,362,992
 1,440,000         5.000%, 06/01/21 Radian Insured                              Aa3/AA             1,499,602
 1,515,000         5.000%, 06/01/22 Radian Insured                              Aa3/AA             1,575,600

                   Garland, Texas Water & Sewer
  440,000          4.500%, 03/01/21 AMBAC Insured                               NR/AAA               446,772

                   Indianapolis, Indiana Gas Utility
  290,000          5.000%, 08/15/24 AMBAC Insured                               Aaa/AAA              293,492

                   Intermountain Power Agency Utilities Light & Power
                     Service, Utah
 1,470,000         5.250%, 07/01/15 MBIA Insured                                Aaa/AAA            1,511,542
  775,000          5.000%, 07/01/18 FSA Insured                                 Aaa/AAA              820,896
 1,380,000         5.000%, 07/01/19 MBIA Insured                                Aaa/AAA            1,427,872

                   Lower Colorado River Authority, Texas
  175,000          5.000%, 05/15/26 FSA Insured                                 Aaa/AAA              181,638

                   Manti City, Utah Electric System Revenue
  603,000          5.750%, 02/01/17                                             NR/NR*               631,263

                   Murray City, Utah Utility Electric Revenue
 1,340,000         5.000%, 06/01/25 AMBAC Insured                               Aaa/NR             1,413,244

                   St. George, Utah Electric Revenue
 1,910,000         4.500%, 06/01/20 FSA Insured                                 Aaa/NR             1,954,446

                   Salem, Utah Electric Revenue
  125,000          5.300%, 11/01/07                                             NR/NR*               125,436
  130,000          5.350%, 11/01/08                                             NR/NR*               131,559
  140,000          5.400%, 11/01/09                                             NR/NR*               142,379

                   Santa Clara Utah Storm Drain Revenue
  877,000          5.100%, 09/15/26                                             NR/NR*               896,136

                   Seattle, Washington Municipal Light & Power
 1,360,000         4.500%, 08/01/19 FSA Insured                                 Aaa/AAA            1,395,782

                   Southern Utah Valley Power System
  210,000          5.250%, 09/15/13 MBIA Insured                                Aaa/AAA              225,492
  225,000          5.250%, 09/15/14 MBIA Insured                                Aaa/AAA              242,633
  235,000          5.250%, 09/15/15 MBIA Insured                                Aaa/AAA              253,177
  185,000          5.125%, 09/15/21 MBIA Insured                                Aaa/AAA              195,279

                   Springville, Utah Electric Revenue
  550,000          5.600%, 03/01/09                                             Baa1/NR              562,639

                   Tacoma, Washington Solid Waste Utility Revenue
 1,000,000         5.000%, 12/01/23 XLCA Insured                                Aaa/AAA            1,063,740

                   Utah Assessed Municipal Power System
  790,000          5.250%, 12/01/09                                              NR/A-               809,813
 1,000,000         5.000%, 04/01/21 FSA Insured                                 Aaa/AAA            1,050,090

                   Utah Water Finance Agency Revenue
 1,000,000         4.500%, 10/01/28 AMBAC Insured +                             Aaa/NR               997,260

                   Washington, Utah Electric Revenue
  985,000          5.000%, 09/01/21 XLCA Insured                                Aaa/NR             1,041,106

                                                                                            -----------------
                   Total Utility                                                                  23,663,356
                                                                                            -----------------

                   Water and Sewer (7.2%)
                   ---------------------------------------------------------

                   Ashley Valley, Utah
   40,000           9.500%, 01/01/08 AMBAC Insured                              Aaa/AAA               41,702

                   Eagle Mountain, Utah Water and Sewer
  750,000          5.800%, 11/15/16 ACA Insured                                  NR/A                789,300

                   Granger and Hunter, Utah Improvement District
  350,000          5.000%, 03/01/18 FSA Insured (pre-refunded)                  Aaa/NR               354,424

                   Jordan Valley, Utah Water Conservancy District
  715,000          4.375%, 10/01/18 AMBAC Insured                               Aaa/AAA              727,949

                   Mesquite, Texas Waterworks & Sewer
  225,000          4.500%, 03/01/24 FSA Insured                                 Aaa/AAA              226,186

                   Murray City, Utah Sewer and Water
  465,000          5.000%, 10/01/17 AMBAC Insured                               Aaa/NR               493,811
  390,000          5.000%, 10/01/18 AMBAC Insured                               Aaa/NR               412,562
  440,000          5.000%, 10/01/19 AMBAC Insured                               Aaa/NR               464,420

                   North Davis County, Utah Sewer District
 1,350,000         5.000%, 03/01/21 AMBAC Insured                               Aaa/NR             1,426,559

                   Orem, Utah Water & Storm Sewer Revenue
 1,720,000         4.500%, 07/15/17 MBIA Insured                                Aaa/AAA            1,777,568

                   Pleasant Grove, Utah Water Revenue
  450,000          4.300%, 12/01/20 MBIA Insured                                Aaa/AAA              449,519

                   Riverton, Utah Water Revenue
  100,000          5.350%, 09/01/15 FGIC Insured  (pre-refunded)                Aaa/NR               105,497

                   Salt Lake City, Utah Metropolitan Water Revenue
 1,200,000         5.375%, 07/01/24 AMBAC Insured (pre-refunded)                Aaa/AAA            1,245,408
  125,000          5.375%, 07/01/29 AMBAC Insured (pre-refunded)                Aaa/AAA              129,730

                   South Valley, Utah Water Reclamation Facility
  710,000          4.375%, 08/15/18                                             NR/AAA               722,666

                   Smithfield, Utah Water Revenue
   90,000          4.750%, 06/01/17                                             NR/NR*                90,005
   94,000          4.800%, 06/01/18                                             NR/NR*                94,005
   99,000          4.850%, 06/01/19                                             NR/NR*                99,002
  103,000          4.900%, 06/01/20                                             NR/NR*               103,001
  108,000          5.000%, 06/01/21                                             NR/NR*               108,001
  114,000          5.050%, 06/01/22                                             NR/NR*               114,001
  120,000          5.100%, 06/01/23                                             NR/NR*               120,002
  126,000          5.150%, 06/01/24                                             NR/NR*               126,003
  132,000          5.200%, 06/01/25                                             NR/NR*               132,001
  139,000          5.250%, 06/01/26                                             NR/NR*               139,001

                   Upper Trinity Regional Water District, Texas
  205,000          4.500%, 08/01/20 AMBAC Insured                               Aaa/AAA              208,702

                   Utah Water Finance Agency Revenue
  100,000          5.000%, 06/01/14 MBIA Insured                                Aaa/AAA              101,604
  200,000          5.250%, 07/01/16 AMBAC Insured                               Aaa/NR               214,242
  250,000          5.375%, 09/01/17 AMBAC Insured                               Aaa/NR               271,905
  310,000          5.000%, 10/01/17 AMBAC Insured                               Aaa/NR               327,968
  750,000          5.250%, 10/01/18 AMBAC Insured                               Aaa/NR               806,520
  465,000          5.000%, 10/01/20 AMBAC Insured                               Aaa/NR               487,487
  830,000          4.500%, 10/01/22 AMBAC Insured                               Aaa/NR               843,371
  100,000          5.125%, 07/01/23 AMBAC Insured                               Aaa/NR               105,121
  870,000          4.500%, 10/01/23 AMBAC Insured                               Aaa/NR               882,833
  450,000          5.400%, 10/01/24 AMBAC Insured (pre-refunded)                Aaa/AAA              469,139
  250,000          5.500%, 10/01/29 AMBAC Insured (pre-refunded)                Aaa/AAA              261,223

                   Weber-Box Elder, Utah Conservation District Water
                     Revenue
  200,000          6.450%, 11/01/14 (pre-refunded)                              Baa3/NR              218,322
  200,000          6.500%, 11/01/19 (pre-refunded)                              Baa3/NR              218,654
  335,000          6.900%, 11/01/20 (pre-refunded)                              Baa3/NR              370,694

                                                                                            -----------------
                   Total Water and Sewer                                                          16,280,108
                                                                                            -----------------

                   Total Revenue Bonds                                                           172,755,551
                                                                                            -----------------

                   Total Investments (cost $226,160,008-note b)                       101.3%     229,810,714

                   Other assets less liabilities
                                                                                       (1.3)      -3,052,486
                                                                           ----------------------------------

                   Net Assets                                                         100.0%    $226,758,228
                                                                           ==================================



                   Portfolio Distribution By            Percent of
                       Quality Rating (unaudited)        Portfolio

                   Aaa of Moody's or AAA of S&P              68.9 %

                   Aa of Moody's or AA of S&P                11.9

                   A of Moody's or S&P                       2.7

                   Baa of Moody's or BBB of S&P              2.8

                   Not rated*                                 ------
                                                             13.7
                                                              -----
                                                            100.0  %
                                                              ======


   * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

   + Security traded on a "when-issued" basis.

   ++ These securities are pledged as collateral for the Fund's when - issued commitments.

                                  PORTFOLIO ABBREVIATIONS:
                                  ------------------------
   ACA        -American Capital Assurance Financial Guaranty Corp.
   AMBAC  - American Municipal Bond Assurance Corp.
   AMT        - Alternative Minimum Tax
   CIFG      -CDC IXIS Financial Guaranty
   COP       -Certificates of Participation
   FGIC      - Financial Guaranty Insurance Co.
   FSA        - Financial Security Assurance
   GNMA    -Government National Mortgage Association
   LOC       -Letter of Credit
   MBIA      - Municipal Bond Investors Assurance
   NR       - Not Rated
   XLCA   - XL Capital Assurance

                     See accompanying notes to
                      financial statements.

                   NOTES TO FINANCIAL STATEMENTS
                      TAX-FREE FUND FOR UTAH

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $226,127,531 amounted to $3,683,183, which consisted of aggregate gross unrealized appreciation of $3,937,232 and aggregate gross unrealized depreciation of $254,049.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2007